REIMBURSEMENT RIGHTS AND OBLIGATIONS - Paragraphs (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2017
Provisions recognized
Balance generated by electric power trading operations under PROINFA	R$ 546,134	R$ (96,041)
Fuel Consumption Account (CCC) Credits | Eletrobras Amazonas Distribuicao de Energia S.A.
Provisions recognized
Provision for inefficiency portion in view of the expiry of MP 879			R$ 747